Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 42	$ 122	$ (272)
Cash Flow Hedges, Tax	$ 1,290
Cash flow hedges, tax		$ 4,062	$ (3,938)